SCHEDULE OF RECONCILIATION OF STATUTORY U.S. FEDERAL RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	1.13%	(12.06%)
Foreign rate differential	(0.10%)	(0.03%)
Permanent Items	(0.63%)	(0.61%)
Change in valuation allowance	(33.54%)	(16.61%)
Return to provision adjustments	12.20%	7.54%
Forfeited options	0.00%	0.00%
Other	(0.01%)	0.09%
Effective tax rate	0.06%	(0.68%)